Shareholders' equity, capital distribution and earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of share capital activity

	Number of shares	NOK per value	NOK	USD

Share capital at 1 January 2024	3,003,104,605	2.5	7,507,761,512.50	1,100,516,941
Capital reduction	(210,323,375)	2.5	(525,808,437.50)	(48,823,935)

Share capital at 31 December 2024	2,792,781,230	2.5	6,981,953,075.00	1,051,693,006

	Number of shares	NOK per value	Common stock

Authorised and issued	2,792,781,230	2.5	6,981,953,075.00
Treasury shares
Share buy-back programme	(56,267,027)	2.5	(140,667,567.50)
Employees share saving plan	(8,987,375)	2.5	(22,468,437.50)

Total outstanding shares	2,727,526,828	2.5	6,818,817,070.00

Schedule of dividends

	At 31 December
(in USD million)	2024	2023

Dividends declared	7,802	10,783
USD per share or ADS	2.8000	3.6000

Dividends paid	8,578	10,906
USD per share or ADS	3.0000	3.6000
NOK per share	32.1645	37.8522

Schedule of share buy-back programmes

Number of shares	2024	2023

Share buy-back programme at 1 January	49,486,793	42,619,172
Purchase	76,186,948	63,748,254
Cancellation	(69,406,714)	(56,880,633)

Share buy-back programme at 31 December	56,267,027	49,486,793

Equity impact of share buy-back programmes

(in USD million)	2024	2023

First tranche	396	330
Second tranche	528	550
Third tranche	528	550
Fourth tranche	528	550
Total open market share	1,980	1,980

Norwegian state share1)	3,956	3,705

Total	5,936	5,685

1) Relates to second to fourth tranche of previous year programme and first tranche of current year programme.

Schedule of employees share saving plan

Employees' share saving plan

Number of shares	2024	2023

Share saving plan at 1 January	8,884,668	10,908,717
Purchase	3,237,233	2,204,207
Allocated to employees	(3,134,526)	(4,228,256)

Share saving plan at 31 December	8,987,375	8,884,668

Schedule of earnings per share

Earnings per share

Number of shares	2024	2023

Basic earnings per share
Net income (loss) attributable to shareholders of the company	8,806	11,885
Weighted average number of ordinary shares outstanding	2,821	3,021

Basic earnings per share (in USD)	3.12	3.93

Diluted earnings per share
Net income (loss) attributable to shareholders of the company	8,806	11,885
Weighted average number of ordinary shares outstanding, diluted	2,827	3,027

Diluted earnings per share (in USD)	3.11	3.93